Income Taxes - Schedule of Reconciliation Between Effective Income Tax Rate and PRC Statutory Income Tax Rate (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Taxes
PRC statutory income tax rates	25.00%	25.00%	25.00%
Permanent book - tax difference	1.90%	(2.40%)	1.40%
Share-based compensation	(1.00%)	5.50%	3.40%
Super deduction of R&D expense		(14.00%)	(2.60%)
Super deduction of R&D expense	(2.90%)
Others	0.00%	6.10%	0.60%
Different tax rates in other jurisdictions	(7.80%)	2.00%	(2.20%)
Effect of tax holiday	(4.70%)	(16.90%)	(7.80%)
Change in valuation allowance	(3.40%)	12.60%	(14.00%)
Total	11.00%	20.30%	2.40%
Effects of tax holidays entitled by the PRC subsidiaries	$ 21,998	$ 15,354	$ 24,832
Class A and ClassB
Income Taxes
Effects of tax holidays entitled by the PRC subsidiaries on basic income (loss) per Class A and Class B ordinary share (US$ cent per share)	$ 0.85	$ 0.60	$ 0.98